Consolidated statements of financial position - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 1,210,009,000	R$ 1,897,336,000
Short-term investments	71,898,000	0
Accounts receivable	1,775,374,000	1,109,408,000
Aircraft Sublease Receivables Current	0	14,592,000
Current inventories	943,578,000	799,208,000
Current deposits	328,876,000	515,692,000
Taxes recoverable	203,951,000	219,433,000
Derivative financial instruments	0	21,909,000
Current advances to suppliers	274,282,000	221,051,000
Other current assets	850,052,000	245,518,000
Total current assets	5,658,020,000	5,044,147,000
Non-current assets
Long-term investments	1,040,454,000	780,312,000
Aircraft Sublease Receivables Non Current	0	16,210,000
Deposits	3,063,786,000	1,777,803,000
Current tax assets, non-current	36,136,000	0
Other non-current assets	411,701,000	143,781,000
Property, plant and equipment	3,034,554,000	2,295,851,000
Right-of-use assets	11,470,679,000	9,011,558,000
Intangible assets	1,559,613,000	1,463,247,000
Total non-current assets	20,616,923,000	15,488,762,000
Total assets	26,274,943,000	20,532,909,000
Current liabilities
Loans and financing	2,207,199,000	1,100,051,000
Reverse factoring	0	290,847,000
Leases	6,314,221,000	3,687,392,000
Convertible instruments	124,321,000	25,807,000
Accounts payable	4,147,225,000	2,277,841,000
Current	584,739,000	588,404,000
Air traffic liability and loyalty program	6,326,057,000	5,205,876,000
Current provisions for employee benefits	508,448,000	474,797,000
Taxes payable	125,055,000	142,168,000
Derivative financial instruments	65,375,000	68,905,000
Provisions	670,722,000	736,430,000
Other liabilities	268,935,000	150,362,000
Total current liabilities	21,342,297,000	14,748,880,000
Non-current liabilities
Non-current portion of non-current borrowings	12,774,218,000	8,598,861,000
Leases	15,064,626,000	11,459,019,000
Non-current convertible instruments	1,058,047,000	1,175,803,000
Accounts payable	1,162,396,000	1,320,927,000
Airport taxes and fees	792,680,000	1,171,679,000
Taxes payable	198,898,000	112,287,000
Derivative financial instruments	0	840,000
Deferred income tax and social contribution	0	39,526,000
Provisions	3,508,314,000	2,404,423,000
Other liabilities	808,737,000	828,512,000
Total non-current liabilities	35,367,916,000	27,111,877,000
Equity [abstract]
Issued capital	2,315,628,000	2,314,821,000
Advance for future capital increase	0	789,000
Capital reserve	2,066,023,000	2,029,610,000
Treasury shares	(4,334,000)	(9,041,000)
Other comprehensive income	5,917,000	3,106,000
Accumulated losses	(34,818,504,000)	(25,667,133,000)
Equity	(30,435,270,000)	(21,327,848,000)
Total liabilities and equity	R$ 26,274,943,000	R$ 20,532,909,000